Allowance for Loan and Lease Losses and Reserve for Unfunded Commitments - Summary of Risk Rating Categories of Loans and Leases Considered for Inclusion in Allowance for Loan and Lease Losses Calculation (Details) - USD ($)
$ in Thousands
	Sep. 30, 2017	Dec. 31, 2016	Sep. 30, 2016	Dec. 31, 2015
Financing Receivable Recorded Investment [Line Items]
Total loans and leases	$ 2,216,499	$ 2,148,011	$ 1,717,509	$ 1,345,437
Commercial Real Estate
Financing Receivable Recorded Investment [Line Items]
Total loans and leases	861,885	796,344	570,823	533,695
Residential Real Estate
Financing Receivable Recorded Investment [Line Items]
Total loans and leases	582,662	610,738	626,978	484,335
Construction, Land Development, and Other Land
Financing Receivable Recorded Investment [Line Items]
Total loans and leases	94,304	140,766	111,908	40,232
Commercial and Industrial
Financing Receivable Recorded Investment [Line Items]
Total loans and leases	502,055	438,238	251,270	165,696
Installment and Other
Financing Receivable Recorded Investment [Line Items]
Total loans and leases	3,252	2,959	1,973	1,926
Lease Financing Receivables
Financing Receivable Recorded Investment [Line Items]
Total loans and leases	172,341	158,966	$ 154,557	119,553
Loans Excluding Acquired Impaired Loans
Financing Receivable Recorded Investment [Line Items]
Total loans and leases	1,873,899	1,743,974		858,526
Loans Excluding Acquired Impaired Loans | Commercial Real Estate
Financing Receivable Recorded Investment [Line Items]
Total loans and leases	688,779	589,041		289,732
Loans Excluding Acquired Impaired Loans | Residential Real Estate
Financing Receivable Recorded Investment [Line Items]
Total loans and leases	430,513	435,021		260,596
Loans Excluding Acquired Impaired Loans | Construction, Land Development, and Other Land
Financing Receivable Recorded Investment [Line Items]
Total loans and leases	88,880	133,787		31,598
Loans Excluding Acquired Impaired Loans | Commercial and Industrial
Financing Receivable Recorded Investment [Line Items]
Total loans and leases	490,622	424,774		156,126
Loans Excluding Acquired Impaired Loans | Installment and Other
Financing Receivable Recorded Investment [Line Items]
Total loans and leases	2,764	2,385		921
Loans Excluding Acquired Impaired Loans | Lease Financing Receivables
Financing Receivable Recorded Investment [Line Items]
Total loans and leases	172,341	158,966		119,553
Loans Excluding Acquired Impaired Loans | Pass
Financing Receivable Recorded Investment [Line Items]
Total loans and leases	1,685,960	1,614,595		794,367
Loans Excluding Acquired Impaired Loans | Pass | Commercial Real Estate
Financing Receivable Recorded Investment [Line Items]
Total loans and leases	617,061	536,499		259,656
Loans Excluding Acquired Impaired Loans | Pass | Residential Real Estate
Financing Receivable Recorded Investment [Line Items]
Total loans and leases	421,109	419,880		236,255
Loans Excluding Acquired Impaired Loans | Pass | Construction, Land Development, and Other Land
Financing Receivable Recorded Investment [Line Items]
Total loans and leases	73,781	129,732		30,801
Loans Excluding Acquired Impaired Loans | Pass | Commercial and Industrial
Financing Receivable Recorded Investment [Line Items]
Total loans and leases	400,838	369,136		148,577
Loans Excluding Acquired Impaired Loans | Pass | Installment and Other
Financing Receivable Recorded Investment [Line Items]
Total loans and leases	2,761	2,052		592
Loans Excluding Acquired Impaired Loans | Pass | Lease Financing Receivables
Financing Receivable Recorded Investment [Line Items]
Total loans and leases	170,410	157,296		118,486
Loans Excluding Acquired Impaired Loans | Watch
Financing Receivable Recorded Investment [Line Items]
Total loans and leases	133,060	105,689		38,141
Loans Excluding Acquired Impaired Loans | Watch | Commercial Real Estate
Financing Receivable Recorded Investment [Line Items]
Total loans and leases	44,273	38,707		16,073
Loans Excluding Acquired Impaired Loans | Watch | Residential Real Estate
Financing Receivable Recorded Investment [Line Items]
Total loans and leases	4,871	10,885		18,923
Loans Excluding Acquired Impaired Loans | Watch | Construction, Land Development, and Other Land
Financing Receivable Recorded Investment [Line Items]
Total loans and leases	11,947	2,897		589
Loans Excluding Acquired Impaired Loans | Watch | Commercial and Industrial
Financing Receivable Recorded Investment [Line Items]
Total loans and leases	71,752	52,872		2,181
Loans Excluding Acquired Impaired Loans | Watch | Installment and Other
Financing Receivable Recorded Investment [Line Items]
Total loans and leases	3	4
Loans Excluding Acquired Impaired Loans | Watch | Lease Financing Receivables
Financing Receivable Recorded Investment [Line Items]
Total loans and leases	214	324		375
Loans Excluding Acquired Impaired Loans | Special Mention
Financing Receivable Recorded Investment [Line Items]
Total loans and leases	28,056	11,422		18,161
Loans Excluding Acquired Impaired Loans | Special Mention | Commercial Real Estate
Financing Receivable Recorded Investment [Line Items]
Total loans and leases	11,958	5,377		10,833
Loans Excluding Acquired Impaired Loans | Special Mention | Residential Real Estate
Financing Receivable Recorded Investment [Line Items]
Total loans and leases	2,513	3,116		1,997
Loans Excluding Acquired Impaired Loans | Special Mention | Construction, Land Development, and Other Land
Financing Receivable Recorded Investment [Line Items]
Total loans and leases	2,587	1,158
Loans Excluding Acquired Impaired Loans | Special Mention | Commercial and Industrial
Financing Receivable Recorded Investment [Line Items]
Total loans and leases	10,104	1,258		5,075
Loans Excluding Acquired Impaired Loans | Special Mention | Installment and Other
Financing Receivable Recorded Investment [Line Items]
Total loans and leases		1		2
Loans Excluding Acquired Impaired Loans | Special Mention | Lease Financing Receivables
Financing Receivable Recorded Investment [Line Items]
Total loans and leases	894	512		254
Loans Excluding Acquired Impaired Loans | Substandard
Financing Receivable Recorded Investment [Line Items]
Total loans and leases	26,639	12,173		7,740
Loans Excluding Acquired Impaired Loans | Substandard | Commercial Real Estate
Financing Receivable Recorded Investment [Line Items]
Total loans and leases	15,487	8,458		3,170
Loans Excluding Acquired Impaired Loans | Substandard | Residential Real Estate
Financing Receivable Recorded Investment [Line Items]
Total loans and leases	2,020	1,140		3,411
Loans Excluding Acquired Impaired Loans | Substandard | Construction, Land Development, and Other Land
Financing Receivable Recorded Investment [Line Items]
Total loans and leases	565			208
Loans Excluding Acquired Impaired Loans | Substandard | Commercial and Industrial
Financing Receivable Recorded Investment [Line Items]
Total loans and leases	7,928	1,508		293
Loans Excluding Acquired Impaired Loans | Substandard | Installment and Other
Financing Receivable Recorded Investment [Line Items]
Total loans and leases		328		327
Loans Excluding Acquired Impaired Loans | Substandard | Lease Financing Receivables
Financing Receivable Recorded Investment [Line Items]
Total loans and leases	639	739		331
Loans Excluding Acquired Impaired Loans | Doubtful
Financing Receivable Recorded Investment [Line Items]
Total loans and leases	184	95		117
Loans Excluding Acquired Impaired Loans | Doubtful | Residential Real Estate
Financing Receivable Recorded Investment [Line Items]
Total loans and leases				10
Loans Excluding Acquired Impaired Loans | Doubtful | Lease Financing Receivables
Financing Receivable Recorded Investment [Line Items]
Total loans and leases	$ 184	$ 95		$ 107